Accrued Expenses and Other Current Liabilities	12 Months Ended
Jan. 31, 2021
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
12. Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities from continuing operations consisted of the following (in thousands):

	As of January 31,
	2021	2020
Contract settlement	$968	$228
Wages and benefits	577	317
Customer deposits	484	239
Accrued inventory	—	229
Other	883	552

Accrued Expenses and Other Liabilities	$2,912	$1,565